Cover	Apr. 16, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	ExlService Holdings, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A to the Registrant’s Current Report on Form 8-K dated April 16, 2021, which was filed April 19, 2021 (the “Original 8-K”), in order to update disclosures made under Item 5.02 with new information regarding the effective date of an executive’s retirement. Except for the new disclosure set forth herein, this Amendment No. 1 does not amend the Original 8-K in any way and does not modify or update any other disclosures contained in the Original 8-K.
Document Period End Date	Apr. 16, 2021
Entity File Number	001-33089
Entity Registrant Name	EXLSERVICE HOLDINGS, INC.
Entity Central Index Key	0001297989
Entity Tax Identification Number	82-0572194
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	320 Park Avenue
Entity Address, Address Line Two	29th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	277-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	EXLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false